Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, at beginning of the period	$ 15,429	$ 20,367
Additions	18,568	5,582
Amortization	(7,290)	(7,627)
Write-off and other movements (Note 6)		(2,875)
Transfer to vessel held for sale	(457)	(18)
Balance, at end of the period	$ 26,250	$ 15,429